Summary of Significant Accounting Policies - Schedule of Company’s Total Revenues by Product Categories (Details) - USD ($)	6 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Schedule of Company’s Total Revenues by Product Categories [Line Items]
Total revenue	$ 9,881,505	$ 10,556,891
Wheelchair [Member]
Schedule of Company’s Total Revenues by Product Categories [Line Items]
Revenue	7,261,231	7,694,373
Wheelchair components and others [Member]
Schedule of Company’s Total Revenues by Product Categories [Line Items]
Revenue	991,901	842,681
Other products [Member]
Schedule of Company’s Total Revenues by Product Categories [Line Items]
Revenue	$ 1,628,373	$ 2,019,837